Report Of The Directors Financial Review Risk Report - Stage 2 days past due analysis (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,621,427	$ 2,471,203
Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,036,743	981,696
Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,203	72,167
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 85,735	$ 62,666
ECL coverage	0.40%	0.40%
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,350,116	$ 2,260,944
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (9,243)	$ (9,111)
Financial assets at amortised cost, category | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.80%	0.90%
Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,045,475	$ 990,321
Financial assets at amortised cost, category | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (8,732)	$ (8,625)
Financial assets at amortised cost, category | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 69,219	$ 72,180
Financial assets at amortised cost, category | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (16)	$ (13)
Financial assets at amortised cost, category | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 615,179	$ 582,917
Financial assets at amortised cost, category | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (118)	$ (55)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.30%	2.40%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 107,417	$ 96,802
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (2,479)	$ (2,284)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.80%	3.10%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	8.40%	8.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	14.70%	13.30%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 80,182	$ 68,581
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,471	2,561
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,676	1,914
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,284)	(2,108)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(208)	(204)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (247)	$ (254)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.10%	0.70%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,450	$ 307
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.10%	0.40%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,827	$ 1,673
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14	10
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30	26
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(38)	(6)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other financial assets | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | – personal | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.70%	0.70%
Financial assets at amortised cost, category | – personal | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 434,271	$ 394,337
Financial assets at amortised cost, category | – personal | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (3,134)	$ (2,947)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	8.50%	8.40%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	9.90%	9.10%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	16.80%	15.90%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 15,751	$ 15,075
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,804	1,807
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,289	1,383
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,336)	(1,265)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(178)	(165)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (217)	$ (220)
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.00%	1.00%
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 540,499	$ 534,577
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (5,438)	$ (5,552)
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.50%	1.60%
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	4.60%	5.20%
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	7.80%	7.00%
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 59,599	$ 51,341
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	657	744
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	385	485
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(920)	(812)
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(30)	(39)
Financial assets at amortised cost, category | – corporate and commercial | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (30)	$ (34)
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.20%	0.20%
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 70,705	$ 61,407
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (160)	$ (126)
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.60%	1.40%
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 4,832	$ 2,165
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10	10
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	46
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(28)	(31)
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | – non-bank financial institutions | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0